UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

                                                                               Face      Interest           Maturity
Issue                                                                        Amount      Rate*                Date          Value
----------------------------------------------------------------------------------------------------------------------------------
Bank Notes - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Securities                                                 $ 50,000      5.31 %(a)          3/20/2007     $ 49,998
----------------------------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $50,000)                                                                                           49,998
----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
American Express Bank, FSB                                                   18,000      5.27               2/15/2007       18,000
----------------------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                                 44,000      5.295              3/07/2007       43,999
                                                                             11,500      5.31               4/05/2007       11,498
----------------------------------------------------------------------------------------------------------------------------------
M & I Marshall & Ilsley Bank                                                 11,000      5.30               4/16/2007       10,998
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank                                                       45,900      5.33               2/16/2007       45,900
----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $130,400)                                                                            130,395
----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 11.3%
----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                                       19,000      5.255              4/11/2007       18,990
----------------------------------------------------------------------------------------------------------------------------------
Bank Nationale de Paris, NY                                                  47,000      5.345              7/30/2007       46,999
----------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, NY                                                      45,500      5.295             12/31/2007       45,492
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                                        30,000      5.295 (a)          3/06/2007       29,999
                                                                             53,000      5.33  (a)          3/27/2007       53,000
                                                                             35,000      5.50  (a)          7/05/2007       34,998
----------------------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                                   16,600      5.20               3/30/2007       16,591
----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                                       67,000      5.48  (a)          1/15/2008       67,000
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, NY                                                      23,000      5.305              4/10/2007       22,996
----------------------------------------------------------------------------------------------------------------------------------
Mizuho Corporate Bank, NY                                                    33,000      5.33               2/26/2007       33,000
                                                                             35,000      5.325              4/25/2007       35,000
----------------------------------------------------------------------------------------------------------------------------------
Norinchukin Bank, NY                                                         19,000      5.33               4/26/2007       18,998
----------------------------------------------------------------------------------------------------------------------------------
Swedbank AB, NY                                                              16,600      5.199              3/30/2007       16,591
----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $439,691)                                                                   439,654
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 55.9%
----------------------------------------------------------------------------------------------------------------------------------
Alliance & Leicester Plc                                                     40,000      5.23               3/01/2007       39,841
----------------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                                         49,000      5.25               4/23/2007       48,420
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Aspen Funding Corp.                                                          25,000      5.26               2/15/2007       24,948
                                                                             40,300      5.25               2/28/2007       40,145
                                                                             25,000      5.245              4/19/2007       24,719
----------------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                                   20,000      5.23               3/09/2007       19,897
                                                                             20,000      5.25               3/14/2007       19,885
----------------------------------------------------------------------------------------------------------------------------------
Atlas Capital Funding Corp.                                                  12,500      5.25               4/16/2007       12,365
----------------------------------------------------------------------------------------------------------------------------------
BA Emerald Note Program                                                      29,150      5.27               3/19/2007       28,954
----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA                                           21,000      5.27               2/14/2007       20,957
                                                                             45,000      5.24               4/04/2007       44,592
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        50,000      5.24               4/03/2007       49,554
                                                                             35,000      5.24               4/24/2007       34,581
----------------------------------------------------------------------------------------------------------------------------------
The Bear Stearns Cos., Inc.                                                  70,500      5.25               2/07/2007       70,431
----------------------------------------------------------------------------------------------------------------------------------
Beethoven Funding Corp.                                                       4,000      5.27               3/09/2007        3,978
                                                                             23,575      5.26               3/20/2007       23,410
                                                                             25,269      5.26               3/23/2007       25,081
                                                                             56,000      5.255              4/25/2007       55,319
----------------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC                                                      17,000      5.27               2/22/2007       16,945
                                                                             30,000      5.26               2/27/2007       29,882
----------------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                                   12,000      5.25               2/01/2007       11,998
                                                                             20,000      5.25               3/02/2007       19,912
                                                                             12,000      5.27               3/19/2007       11,917
                                                                             20,000      5.255              3/28/2007       19,837
----------------------------------------------------------------------------------------------------------------------------------
CHARTA, LLC                                                                  50,000      5.29               2/23/2007       49,831
----------------------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd.                                            48,000      5.27               2/21/2007       47,852
                                                                             35,000      5.25               3/12/2007       34,798
                                                                             21,500      5.26               3/16/2007       21,362
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

                                                                               Face      Interest           Maturity
Issue                                                                        Amount      Rate*                Date          Value
----------------------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                                $ 44,000      5.25 %             2/05/2007     $ 43,968
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                                       35,000      5.25               3/01/2007       34,862
                                                                             43,000      5.26               5/16/2007       42,351
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                  50,000      5.28               2/01/2007       49,993
                                                                             10,000      5.28               2/15/2007        9,978
                                                                              8,000      5.28               2/27/2007        7,968
----------------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                                       21,500      5.25               2/02/2007       21,494
----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank Plc                                                               60,000      5.25               2/22/2007       59,820
----------------------------------------------------------------------------------------------------------------------------------
DNB NOR Bank ASA                                                             24,300      5.26               2/26/2007       24,209
                                                                             29,000      5.26               2/28/2007       28,889
----------------------------------------------------------------------------------------------------------------------------------
Dakota Notes Program                                                         25,000      5.26               4/19/2007       24,719
----------------------------------------------------------------------------------------------------------------------------------
Erasmus Capital Corp.                                                        35,000      5.26               3/15/2007       34,793
----------------------------------------------------------------------------------------------------------------------------------
Fairway Finance Co., LLC                                                     19,000      5.27               2/12/2007       18,967
----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                                   30,000      5.245              3/16/2007       29,820
                                                                             50,000      5.25               3/20/2007       49,656
                                                                             95,000      5.25               4/25/2007       93,854
----------------------------------------------------------------------------------------------------------------------------------
Hudson-Thames LLC                                                            29,216      5.32               2/06/2007       29,190
                                                                             20,972      5.26               3/20/2007       20,827
----------------------------------------------------------------------------------------------------------------------------------
Lake Constance Funding LLC                                                   15,000      5.25               3/14/2007       14,914
----------------------------------------------------------------------------------------------------------------------------------
Links Finance, LLC                                                           19,000      5.25               3/16/2007       18,885
----------------------------------------------------------------------------------------------------------------------------------
Lockhart Funding LLC                                                         12,000      5.29               2/05/2007       11,991
----------------------------------------------------------------------------------------------------------------------------------
Mane Funding Corp.                                                           16,000      5.25               3/16/2007       15,903
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                9,000      5.362 (a)          5/16/2007        9,000
----------------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                                        15,000      5.24               4/23/2007       14,822
----------------------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                                            10,000      5.27               2/26/2007        9,962
----------------------------------------------------------------------------------------------------------------------------------
Norddeutsche Landesbank Girozentrale                                         17,965      5.26               3/23/2007       17,831
----------------------------------------------------------------------------------------------------------------------------------
North Sea Funding LLC                                                        10,000      5.255              3/21/2007        9,932
                                                                             20,000      5.26               3/26/2007       19,845
----------------------------------------------------------------------------------------------------------------------------------
Nyala Funding LLC                                                            70,000      5.26               2/15/2007       69,853
----------------------------------------------------------------------------------------------------------------------------------
Park Sienna LLC                                                              25,000      5.29               2/23/2007       24,916
                                                                             40,000      5.29               2/27/2007       39,841
----------------------------------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Delaware), Inc.                           23,695      5.20               7/23/2007       23,103
----------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                                          53,931      5.27               3/16/2007       53,605
----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Inc.                                                           22,165      5.25               2/27/2007       22,079
----------------------------------------------------------------------------------------------------------------------------------
Simba Funding Corp.                                                          20,000      5.25               3/13/2007       19,882
----------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                                             24,300      5.26               2/20/2007       24,230
                                                                             17,820      5.195              7/23/2007       17,377
----------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp.                                                          25,000      5.26               3/20/2007       24,828
----------------------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization Number 1, Inc.                            34,700      5.27               2/23/2007       34,583
                                                                             25,000      5.27               3/23/2007       24,822
----------------------------------------------------------------------------------------------------------------------------------
Tulip Funding Corp.                                                          15,500      5.29               3/01/2007       15,436
----------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware), LLC                                                  23,000      5.24               4/25/2007       22,723
----------------------------------------------------------------------------------------------------------------------------------
Valcour Bay Capital Co. LLC                                                  25,000      5.31               2/15/2007       24,945
----------------------------------------------------------------------------------------------------------------------------------
Vetra Finance Inc.                                                           20,000      5.26               3/20/2007       19,860
----------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                                                     9,000      5.30               2/01/2007        8,999
                                                                              5,000      5.27               2/20/2007        4,985
----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                        45,000      5.25               2/06/2007       44,961
                                                                             30,000      5.24               4/11/2007       29,699
----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $2,170,329)                                                                               2,170,581
----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 19.7%
----------------------------------------------------------------------------------------------------------------------------------
ANZ National Int'l Ltd.                                                      23,000      5.32               1/07/2008       23,000
----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                                    15,000      5.34  (a)          2/22/2008       15,000
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

                                                                               Face        Interest         Maturity
Issue                                                                        Amount         Rate*             Date         Value
----------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                               $ 24,500      5.345%(a)          8/08/2007  $    24,500
----------------------------------------------------------------------------------------------------------------------------------
Arkle Master Issuer Plc Series 2006-1A Class 1A                              10,800      5.30  (a)         11/19/2007       10,800
----------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                              10,000      5.29  (a)          2/20/2008       10,000
----------------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                            28,000      5.31  (a)          5/30/2007       27,999
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                               62,500      5.445 (a)         10/17/2007       62,500
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                    53,300      5.37  (a)          2/15/2008       53,300
----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                                           39,000      5.35  (a)          2/22/2008       39,000
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                44,000      5.34  (a)          6/26/2007       44,006
----------------------------------------------------------------------------------------------------------------------------------
Links Finance LLC                                                            22,500      4.95               2/12/2007       22,495
                                                                             24,000      5.265              4/25/2007       23,963
----------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding I                                                     17,000      5.33  (a)          2/06/2008       17,000
                                                                             13,000      5.41  (a)          2/15/2008       13,000
----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                                  13,000      5.424 (a)          1/28/2008       13,000
----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                            23,000      5.443 (a)          1/09/2008       23,000
----------------------------------------------------------------------------------------------------------------------------------
Principal Life Income Funding Trust                                          24,600      5.38              12/07/2007       24,612
----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.                                                          83,000      5.313 (a)          4/04/2007       82,999
                                                                             52,000      5.313 (a)          6/11/2007       51,999
                                                                             40,000      5.32  (a)          9/28/2007       39,999
----------------------------------------------------------------------------------------------------------------------------------
Stanfield Victoria Finance Ltd.                                              65,000      5.32  (a)          6/04/2007       64,997
----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                                    49,000      5.27  (a)          7/19/2007       49,000
                                                                             20,000      5.407 (a)          7/26/2007       20,005
----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                        11,000      5.393 (a)          1/11/2008       11,000
----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $767,209)                                                                                    767,174
----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 4.2%
----------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co. (b)                                              50,000      5.37  (a)          6/07/2007       50,000
                                                                             20,000      5.40  (a)         12/03/2007       20,000
----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                                      35,000      5.386 (a)          5/01/2007       35,000
----------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                                              40,000      5.37  (a)          5/25/2007       40,000
----------------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (b)                                              20,000      5.376 (a)          3/01/2007       20,000
----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $165,000)                                                                                 165,000
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-Discount - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                   27,500      4.875              1/11/2008       27,396
                                                                              7,000      4.96               2/08/2008        6,978
                                                                             18,000      5.25               4/04/2008       17,984
----------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                                    15,000      5.27  (a)          2/20/2008       14,998
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                                10,000      4.00               6/13/2007        9,950
                                                                              4,700      4.21               9/14/2007        4,668
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  12,000      4.45               9/28/2007       11,934
                                                                              9,300      4.705             10/11/2007        9,262
                                                                              9,000      4.75              10/24/2007        8,960
----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality
Obligations - Non-Discount (Cost - $112,433)                                                                               112,130
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
$99,674      Deutsche Bank Securities, Inc. purchased on 1/31/2007 to yield 5.26% to 2/01/2007, repurchase price $99,689, collateralized by Fannie Mae Discount Notes, 4.25%-5.00% due 7/15/2007-2/15/2008,
             and Federal Home Loan Bank, 0% due 4/12/2007                                                                   99,674
----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (Cost - $99,674)                                                                                 99,674
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $3,934,736**) - 101.3%                                                                         3,934,606

Liabilities in Excess of Other Assets - (1.3%)                                                                             (50,418)
                                                                                                                       -----------
Net Assets - 100.0%                                                                                                    $ 3,884,188
                                                                                                                       ===========

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at January 31, 2007.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $  3,934,736
                                                                   ============
      Gross unrealized appreciation                                $        306
      Gross unrealized depreciation                                        (436)
                                                                   ------------
      Net unrealized depreciation                                  $       (130)
                                                                   ============

(a)   Floating rate security.
(b) Restricted securities as to resale, representing 4.2% of net assets were as follows:

      --------------------------------------------------------------------------
                                       Acquisition
      Issue                               Date            Cost           Value
      --------------------------------------------------------------------------
      Genworth Life Insurance Co.:
          5.37% due 6/07/2007           6/07/2006     $   50,000      $   50,000
          5.40% due 12/03/2007         12/01/2006         20,000          20,000
      Jackson National
          Life Insurance Co.,
          5.386% due 5/01/2007          5/01/2006         35,000          35,000
      New York Life Insurance Co.,
          5.37% due 5/25/2007           5/26/2006         40,000          40,000
      The Travelers Insurance Co.,
          5.376% due 3/01/2007          2/28/2006         20,000          20,000
      --------------------------------------------------------------------------
      Total                                           $  165,000      $  165,000
                                                      ==========      ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 26, 2007